N-2 - USD ($)		Jan. 24, 2025	Jan. 23, 2025	Sep. 30, 2024
Cover [Abstract]
Entity Central Index Key		0001786108
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		TRINITY CAPITAL INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	(1)
Offering expenses (as a percentage of offering price)	(2)
Distribution reinvestment plan expenses	$15.00(3)
Total stockholder transaction expenses (as a percentage of offering price)	(2)

(1)      In the event that the Convertible Notes and/or the shares of common stock issuable upon conversion thereof to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount and commission).

(2)      Pursuant to the Convertible Notes Registration Rights Agreement, we will pay certain fees and expenses incurred in this offering and in disposing of the Convertible Notes and the shares of common stock issuable upon conversion thereof, including all registration and filing fees, any other regulatory fees, printing and delivery expenses, listing fees and expenses, fees and expenses of counsel, independent certified public accountants, and any special experts retained by us, as well as reasonable and documented fees and expenses of counsel to the Selling Securityholders in an amount not to exceed $75,000. The Selling Securityholders will be responsible for (i) all brokers’ and underwriters’ discounts and commissions, transfer taxes, and transfer fees relating to the sale or disposition of the Convertible Notes and the shares of common stock issuable upon conversion thereof, and (ii) the fees and expenses of any counsel to the Selling Securityholders exceeding $75,000. The prospectus supplement, if any, corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses.

(3)      The expenses of our distribution reinvestment plan are included in “Operating expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in our distribution reinvestment plan except that, if a participant elects by written notice to the plan administrator prior to termination of the participant’s account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. For additional information, see “Distribution Reinvestment Plan.”

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]
Other Transaction Expenses [Percent]	[3]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common stock):
Operating expenses	7.70	%(4)
Interest payments on borrowed funds	11.23	%(5)
Acquired fund fees and expenses	0.16	%(6)
Total annual expenses	19.09	%(7)

(4)      Operating expenses represent the estimated annual operating expenses of the Company and its consolidated subsidiaries based on annualized operating expenses estimated for the current fiscal year, which considers the actual expenses for the quarter ended September 30, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of the Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and grants of options and restricted stock, if any. Operating expenses include the fees and expenses incident to the Convertible Notes and/or shares of common stock issued upon the conversion of such notes registered for resale pursuant to the registration statement of which this prospectus is a part, in accordance with the Convertible Notes Registration Rights Agreement. With respect to our obligations under such agreement, we estimate that we will incur an aggregate of approximately $150,000 of such fees and expenses.

(5)      Interest payments on borrowed funds represents an estimate of our annualized interest expense incurred based on estimated borrowings outstanding under the KeyBank Credit Facility, the Convertible Notes, the August 2026 Notes, the December 2026 Notes, the March 2029 Notes, the September 2029 Notes and the Series A Notes over the next twelve months. The assumed weighted average interest rate on our total debt outstanding was 8.0%. Assumes we had $442.5 million outstanding under the Keybank Credit Facility, $50.0 million in aggregate principal amount of the Convertible Notes, $125.0 million in aggregate principal amount of the August 2026 Notes, $75.0 million in aggregate principal amount of the December 2026 Notes, $115.0 million in aggregate principal amount of the March 2029 Notes, $115.0 million in aggregate principal amount of the

September 2029 Notes, and $142.5 million in aggregate principal amount of the Series A Notes. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(6)      Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.

(7)      The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.

Interest Expenses on Borrowings [Percent]	[4]	11.23%
Acquired Fund Fees and Expenses [Percent]	[5]	0.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	7.70%
Total Annual Expenses [Percent]	[7]	19.09%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The stockholder transaction expenses described above are included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (none of which is subject to a capital gains incentive fee)	$177	$461	$670	$984

The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, if our Board authorizes and we declare a cash dividend, participants in our distribution reinvestment plan who have not otherwise elected to receive cash will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the dividend. See “Distribution Reinvestment Plan” for additional information regarding our distribution reinvestment plan.

This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Expense Example, Year 01		$ 177
Expense Example, Years 1 to 3		461
Expense Example, Years 1 to 5		670
Expense Example, Years 1 to 10		$ 984
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “the Company” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Company.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Pursuant to the Convertible Notes Registration Rights Agreement, we will pay certain fees and expenses incurred in this offering and in disposing of the Convertible Notes and the shares of common stock issuable upon conversion thereof, including all registration and filing fees, any other regulatory fees, printing and delivery expenses, listing fees and expenses, fees and expenses of counsel, independent certified public accountants, and any special experts retained by us, as well as reasonable and documented fees and expenses of counsel to the Selling Securityholders in an amount not to exceed $75,000. The Selling Securityholders will be responsible for (i) all brokers’ and underwriters’ discounts and commissions, transfer taxes, and transfer fees relating to the sale or disposition of the Convertible Notes and the shares of common stock issuable upon conversion thereof, and (ii) the fees and expenses of any counsel to the Selling Securityholders exceeding $75,000. The prospectus supplement, if any, corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses.
Acquired Fund Fees Estimated, Note [Text Block]		Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of the end of our most recently completed fiscal quarter is located in “Part I, Item 1. Consolidated Financial Statements — Notes to Consolidated Financial Statements” of our most recent Quarterly Report on Form 10-Q and as of the end of our most recently completed fiscal year is located in “Part II, Item 8. Financial Statements and Supplementary Data — Notes to Consolidated Financial Statements” of our most recent Annual Report on Form 10-K, which are incorporated by reference herein. We had no senior securities outstanding as of December 31, 2019. The report of our independent registered public accounting firm, Ernst & Young LLP, on our financial statements as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023 is included in our most recent Annual Report on Form 10-K (filed on March 6, 2024) and is incorporated by reference herein.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Trinity Capital Inc., a Maryland corporation, provides debt, including loans and equipment financings, to growth-stage companies, including venture-backed companies and companies with institutional equity investors. Our investment objective is to generate current income and, to a lesser extent, capital appreciation through our investments. We seek to achieve our investment objective by making investments consisting primarily of term loans and equipment financings and, to a lesser extent, working capital loans, equity and equity-related investments. Our equipment financings involve loans for general or specific use, including acquiring equipment, that are secured by the equipment or other assets of the portfolio company. In addition, we may obtain warrants or contingent exit fees at funding from many of our portfolio companies, providing an additional potential source of investment returns. The warrants entitle us to purchase preferred or common ownership shares of a portfolio company, and we typically target the amount of such warrants to scale in proportion to the amount of the debt or equipment financing. Contingent exit fees are cash fees payable upon the consummation of certain trigger events, such as a successful change of control or initial public offering of the portfolio company. In addition, we may obtain rights to purchase additional shares of our portfolio companies in subsequent equity financing rounds.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a number of significant risks. Before you invest in our securities, you should be aware of various risks associated with the investment, including those described in this prospectus, any accompanying prospectus supplement, “Part I, Item IA. Risk Factors” in our most recent Annual Report on Form 10-K, which is incorporated by reference herein in their entirety, “Part II, Item 1A. Risk Factors” in our most recent Quarterly Report on Form 10-Q, which is incorporated by reference herein in their entirety, and any document incorporated by reference herein. You should carefully consider these risk factors, together with all of the other information included in this prospectus and any accompanying prospectus supplement before you decide whether to make an investment in our securities. The risks set out in this prospectus, any accompanying prospectus supplement, “Part I, Item IA. Risk Factors” in our most recent Annual Report on Form 10-K, “Part II, Item 1A. Risk Factors” in our most recent Quarterly Report on Form 10-Q, and any document incorporated by reference herein are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment.

Risks Related to the Convertible Notes

The Convertible Notes are unsecured and therefore are effectively subordinated to any secured indebtedness currently outstanding or that may be incurred in the future and rank pari passu with, or equal to, all outstanding and future unsecured unsubordinated indebtedness issued by us and our general liabilities.

The Convertible Notes are not secured by any of our assets or any of the assets of any of our subsidiaries. As a result, the Convertible Notes are effectively subordinated to any outstanding secured indebtedness as of the date of this prospectus (including the KeyBank Credit Agreement) or that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured as to which we subsequently grant a security interest) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our secured indebtedness or secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Convertible Notes. As of September 30, 2024, through of our wholly owned subsidiary, TCF, we had approximately $290.0 million of borrowings outstanding under the KeyBank Credit Agreement. The indebtedness under the KeyBank Credit Agreement is effectively senior to the Convertible Notes to the extent of the value of the assets securing such indebtedness. In addition, as of September 30, 2024, we had $152.5 million in aggregate principal amount of the 2025 Notes outstanding, $125.0 million in aggregate principal amount of the August 2026 Notes outstanding, $75.0 million in aggregate principal amount of the December 2026 Notes outstanding, $115.0 million in aggregate principal amount of the March 2029 Notes outstanding and $115.0 million in aggregate principal amount of the September 2029 Notes outstanding, each of which rank pari passu with the Convertible Notes. See “Prospectus Summary — Recent Developments” for additional information regarding the 2025 Notes.

The Convertible Notes are structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Convertible Notes are obligations exclusively of Trinity Capital Inc., and not of any of our subsidiaries. None of our subsidiaries are a guarantor of the Convertible Notes, and the Convertible Notes are not required to be guaranteed by any subsidiary we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Convertible Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such entities (and therefore the claims of our creditors, including holders of the Convertible Notes) with respect to the assets of such entities. Even if we are recognized as a creditor of one or more of these entities, our claims would still be effectively subordinated to any security interests in the assets of any such entity and to any indebtedness or other liabilities of any such entity senior to our claims. Consequently, the Convertible Notes are structurally subordinated to all indebtedness and other liabilities, including trade payables, of any of our existing or future subsidiaries. Certain of these entities serve as guarantors under the KeyBank Credit Agreement, and in the future our subsidiaries may incur substantial additional indebtedness, all of which is and would be structurally senior to the Convertible Notes.

The Convertible Notes Indenture contains limited protection for holders of the Convertible Notes.

The Convertible Notes Indenture offers limited protection to holders of the Convertible Notes. The terms of the Convertible Notes Indenture and the Convertible Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on the holders’ investment in the Convertible Notes. In particular, the terms of the Convertible Notes Indenture and the Convertible Notes will not place any restrictions on our or our subsidiaries’ ability to:

•        issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Convertible Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Convertible Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Convertible Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in those entities and therefore rank structurally senior to the Convertible Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in each case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from making additional borrowings, including through the issuance of additional debt or the sale of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150%;

•        pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Convertible Notes;

•        sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•        enter into transactions with affiliates;

•        create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•        make investments; or

•        create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

Furthermore, the terms of the Convertible Notes Indenture and the Convertible Notes do not protect holders of the Convertible Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Convertible Notes), and take a number of other actions that are not limited by the terms of the Convertible Notes may have important consequences for holders of the Convertible Notes, including making it more difficult for us to satisfy our obligations with respect to the Convertible Notes or negatively affecting the trading value of the Convertible Notes.

Other debt we issue or incur in the future could contain more protections for its holders than the Convertible Notes Indenture and the Convertible Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for, trading levels, and prices of the Convertible Notes.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Convertible Notes.

Any default under the agreements governing our indebtedness or under other indebtedness to which we may be a party, that is not waived by the required lenders or holders and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Convertible Notes and substantially decrease the market value of the Convertible Notes.

If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under our current indebtedness or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.

If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders under the agreements governing our indebtedness, or other indebtedness that we may incur in the future, to avoid being in default. If we breach our covenants under the agreements governing our indebtedness and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation.

If we are unable to repay debt, lenders having secured obligations, including KeyBank under the KeyBank Credit Agreement, could proceed against the collateral securing the debt. Because the Convertible Notes Indenture will have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder, hereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of the Convertible Notes.”

We may not have, or have the ability to raise, the funds necessary to purchase the Convertible Notes as required upon a fundamental change, and our future debt may contain limitations on our ability to deliver shares of our common stock upon conversion or purchase of the Convertible Notes.

Holders of the Convertible Notes will have the right to require us to purchase their Convertible Notes for cash upon the occurrence of a fundamental change at a purchase price equal to 100% of their principal amount, plus accrued and unpaid interest, if any. As defined in the Convertible Notes Indenture, a fundamental change means the occurrence of either a change in control or the termination of trading of our common stock on any national securities exchange. We may not have enough available cash or be able to obtain financing at the time we are required to make purchases of Convertible Notes surrendered therefor. In addition, our ability to purchase the Convertible Notes or to deliver shares of our common stock upon conversions of the Convertible Notes may be limited by law, by regulatory authority or by agreements governing our indebtedness. Our failure to purchase Convertible Notes at a time when the purchase is required by the Convertible Notes Indenture or deliver any shares of our common stock upon future conversions of the Convertible Notes as required by the Convertible Notes Indenture would constitute a default under the Convertible Notes Indenture. A default under the Convertible Notes Indenture or the fundamental change itself could also lead to a default under the KeyBank Credit Agreement, the Note Purchase Agreement and/or the August 2026 Notes Indenture, December 2026 Notes Indenture, the March 2029 Notes Indenture and the September 2029 Notes Indenture. If the repayment of the related indebtedness were to be accelerated after any applicable notice or grace periods, we may not have sufficient funds to repay the indebtedness and purchase the Convertible Notes.

The conversion rate of the Convertible Notes may not be adjusted for all dilutive events.

The conversion rate of the Convertible Notes is subject to adjustment upon certain events, including the issuance of certain stock dividends on our common stock, certain issuance of rights or warrants subdivisions, combinations, certain distributions of capital stock, indebtedness or assets, certain cash dividends and certain issuer tender or exchange offers, as described under “Description of the Convertible Notes — Conversion Rights — Conversion Rate Adjustments.” However, the conversion rate will not be adjusted for other events, such as a third-party tender or exchange offer or an issuance of common stock for cash, that may adversely affect the trading price of the Convertible Notes or the common stock. An event that adversely affects the value of the Convertible Notes may occur, and that event may not result in an adjustment to the conversion rate.

If we issue shares of our common stock upon conversion of some or all of the Convertible Notes, our stockholders, including holders that received shares of our common stock upon conversion of their Convertible Notes, may experience dilution.

The forced conversion provision may materially adversely affect the holders’ return on the Convertible Notes.

At our option, we may cause the holders to convert all or a portion of the then outstanding principal amount of the Convertible Notes plus accrued but unpaid interest to, but excluding the date of such conversion, at any time on or prior to the close of business on the business day immediately preceding the maturity date, if the closing sale price of our common stock for any 30 consecutive trading days exceeds 120% of the conversion price, as may be adjusted. Upon such conversion, we will pay or deliver, as the case may be, cash, shares of our common stock or a combination of cash and shares of our common stock, at our election, per $1,000 principal amount of the Convertible Notes, equal to the conversion rate, and a forced conversion make-whole payment, if any, in cash, as described Convertible Notes Indenture. In this circumstance, the holders may not be able to reinvest the proceeds therefrom in a comparable security at an effective interest rate as high as that of the Convertible Notes.

There is currently no active public trading market for the Convertible Notes; as a result, a holder may not be able to resell their Convertible Notes.

There currently is no active public trading market for the Convertible Notes. We do not currently intend to apply for listing of the Convertible Notes on any securities exchange or for quotation of any such notes on any automated dealer quotation system. If no active trading market develops, a holder may not be able to resell their Convertible Notes at their fair market value or at all. If any Convertible Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. If a market is made for any Convertible Notes, any such market-making may be discontinued at any time. In addition, any market-making activity, if any, will be subject to limits imposed by law. Accordingly, we can provide no assurance that a liquid trading market, if any, will develop for the Convertible Notes, that a holder will be able to sell any of such notes at a particular time, or that the price a holder may receive when it sells any Convertible Notes will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Convertible Notes may be harmed. Accordingly, a holder may be required to bear the financial risk of an investment in the Convertible Notes for an indefinite period of time.

The accounting for convertible debt securities is subject to uncertainty.

The accounting for convertible debt securities is subject to frequent scrutiny by the accounting regulatory bodies and is subject to change. We cannot predict if or when any such change could be made and any such change could have an adverse impact on our reported or future financial results. Any such impacts could adversely affect the market price of our common stock and in turn negatively impact the trading price of the Convertible Notes.

The market value of our common stock and of the Convertible Notes may fluctuate significantly, and this may make it difficult for holders to resell the Convertible Notes or common stock issued upon conversion of the Convertible Notes when holders want or at prices holders find attractive.

There is currently no public market for the Convertible Notes and there can be no assurance that a market for the Convertible Notes will develop or be maintained. In addition, the market value and liquidity of the market for our common stock or the Convertible Notes, if any, may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. In addition, because the Convertible Notes are convertible into our common stock, volatility or depressed prices for our common stock could have a similar effect on the trading price of the Convertible Notes. These factors include:

•        changes in the value of our portfolio of investments and derivative instruments as a result of changes in market factors, such as interest rate shifts, and also portfolio specific performance, such as portfolio company defaults, among other reasons;

•        changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•        loss of RIC or BDC status;

•        distributions that exceed our net investment income and net income as reported according to GAAP;

•        changes in earnings or variations in operating results;

•        changes in accounting guidelines governing valuation of our investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•        departure of key personnel;

•        general economic trends and other external factors; and

•        loss of a major funding source.

The registration statement of which this prospectus is a part has been filed with the SEC pursuant to the Convertible Notes Registration Rights Agreement for the benefit of the purchasers of the Convertible Notes and the shares of our common stock issuable upon conversion of the Convertible Notes. If this resale registration statement is not declared effective, holders of the Convertible Notes and such shares may not offer or sell the Convertible Notes and such shares except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act and applicable state securities laws or pursuant to an effective registration statement. The SEC, however, has broad discretion to determine whether any registration statement will be declared effective and may delay or deny the effectiveness of any such resale registration statement filed by us for a variety of reasons. Our ability to have declared effective by the SEC this registration statement pertaining to the resale of the Convertible Notes and/or any shares of common stock to be issued upon conversion of the Convertible Notes on a timely basis will depend upon our ability to resolve any issues that may be raised by the SEC. No assurance can be given as to when this resale registration statement with respect to the Convertible Notes and/or any shares of common stock to be issued upon conversion of the Convertible Notes will become effective. Failure to have this resale registration statement become effective could adversely affect the liquidity and price of the Convertible Notes and/or any shares of common stock issued upon conversion of the Convertible Notes, as applicable.

Future sales of our common stock in the public market or the issuance of securities senior to our common stock could adversely affect the trading price of our common stock and the value of the Convertible Notes and our ability to raise funds in new stock offerings.

Future sales of substantial amounts of our common stock or equity-related securities in the public market, or the perception that such sales could occur, could adversely affect the prevailing market value of our common stock and the value of the Convertible Notes and could impair our ability to raise capital through future offerings of our securities, should we decide to offer them. No prediction can be made as to the effect that future sales of shares of common stock, or the availability of shares of common stock for future sale, will have on the trading price of our common stock or the value of the Convertible Notes.

In addition, if we raise additional funds by issuing common stock or senior securities convertible into, or exchangeable for, our common stock, then the percentage ownership of our stockholders at that time, including the potential ownership percentage of holders that may receive shares of our common stock upon conversion of their Convertible Notes, may decrease and they may experience dilution. Stockholders, including holders that received shares of our common stock upon conversion of their Convertible Notes, may also experience dilution upon the conversion of some or all of the Convertible Notes into shares of our common stock. The existence of the Convertible Notes may encourage short selling by market participants because the conversion of the Convertible Notes could depress the market price for our common stock.

Holders of the Convertible Notes will not be entitled to any rights with respect to our common stock, but will be subject to all changes made with respect to our common stock.

Holders of the Convertible Notes will not be entitled to any rights with respect to our common stock (including, without limitation, voting rights or rights to receive any dividends or other distributions on our common stock), but will be subject to all changes affecting our common stock. Holders will only be entitled to rights in respect of our common stock if and when we deliver shares of our common stock upon conversion for their Convertible Notes and, to a limited extent, under the conversion rate adjustments applicable to the Convertible Notes. For example, in the event that an amendment is proposed to our charter or bylaws requiring stockholder approval and the record date for determining the stockholders of record entitled to vote on the amendment occurs prior to a holder’s conversion of Convertible Notes, the holder will not be entitled to vote on the amendment, although the holder will nevertheless be subject to any changes in the powers, preferences or rights of our common stock that result from such amendment.

Upon conversion of the Convertible Notes, holders may receive less valuable consideration than expected because the market value or net asset value per share of our common stock may decline after holders exercise their conversion right but before we settle our conversion obligation.

Under the Convertible Notes, a converting holder may be exposed to fluctuations in the market value or net asset value per share of our common stock during the period from the date such holder surrenders its Convertible Notes for conversion until the date we settle our conversion obligation.

Because we may satisfy our conversion obligation solely in shares of our common stock upon conversion of the Convertible Notes, under such circumstances we will deliver shares of our common stock, together with cash for any fractional share, on the second business day following the relevant conversion date. Accordingly, if the market value or net asset value per share of our common stock decreases during this period, the market value of the shares of our common stock that holders receive will be adversely affected and would be less than the conversion value of the Convertible Notes on the conversion date.

The adjustment to the conversion rate for Convertible Notes converted in connection with a make-whole adjustment event may not adequately compensate holders for any lost value of their Convertible Notes as a result of such transaction.

Following a make-whole adjustment event, if a holder elects to convert its Convertible Notes in connection with such corporate transaction, we will increase the conversion rate by an additional number of shares of our common stock upon conversion in certain circumstances. As defined in the Convertible Notes Indenture, a make-whole adjustment event means any change of control and any termination of trading of our common stock on any national securities exchange. The increase in the conversion rate will be determined based on the date on which the make-whole adjustment event occurs or becomes effective and the price paid (or deemed to be paid) per share of our common stock in the make-whole adjustment event, as described in the Convertible Notes Indenture. The adjustment to the conversion rate for Convertible Notes converted in connection with a make-whole adjustment event may not adequately compensate holders for any lost value of their Convertible Notes as a result of such transaction. In addition, if the price paid (or deemed to be paid) per share of our common stock in the make-whole adjustment event is greater than $20.00 per share or less than $13.01 per share (in each case, subject to adjustment), no increase in the conversion rate will be made. Moreover, in no event will the conversion rate per $1,000 principal amount of Convertible Notes exceed the maximum conversion rate described further in the Convertible Notes Indenture, which is subject to adjustment as described in such section.

Our obligation to increase the conversion rate upon the occurrence of a make-whole adjustment event could be considered a penalty, in which case the enforceability thereof would be subject to general principles of reasonableness of economic remedies.

Some significant restructuring transactions may not constitute a fundamental change, in which case we would not be obligated to offer to purchase the Convertible Notes.

Upon the occurrence of a fundamental change, holders have the right to require us to purchase their Convertible Notes. However, the fundamental change provisions will not afford protection to holders in the event of other transactions that could adversely affect the Convertible Notes. For example, transactions such as leveraged recapitalizations, refinancings, restructurings, or acquisitions initiated by us may not constitute a fundamental change requiring us to repurchase the Convertible Notes. In addition, holders may not be entitled to require us to purchase their Convertible Notes upon a fundamental change in certain circumstances involving a significant change in the composition of our Board, or in connection with a proxy contest where our Board does not endorse a dissident slate of directors but approves them for purposes of the definition of “continuing directors” as set forth in the Convertible Notes Indenture. In the event of any such transaction, the holders would not have the right to require us to purchase their Convertible Notes, even though each of these transactions could increase the amount of our indebtedness, or otherwise adversely affect our capital structure or any credit ratings, thereby adversely affecting the holders.

Provisions of the Convertible Notes could discourage an acquisition of us by a third party.

Certain provisions of the Convertible Notes could make it more difficult or more expensive for a third party to acquire us. Upon the occurrence of certain transactions constituting a fundamental change, holders of the Convertible Notes will have the right, at their option, to require us to purchase for cash all of their Convertible Notes or any portion of the principal amount of such Convertible Notes in integral multiples of $1,000. We may also be required to increase the conversion rate in the event of certain transactions constituting a make-whole adjustment event. These provisions could discourage an acquisition of us by a third party.

A downgrade, suspension or withdrawal of the rating assigned by a rating agency to us and/or the Convertible Notes, if any, could cause the market value of the Convertible Notes to decline significantly.

Any credit ratings assigned to us and/or the Convertible Notes are an assessment by rating agencies of our ability to pay our obligations. Consequently, real or anticipated changes to any such credit ratings will generally affect the market value of the Convertible Notes. These credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed herein that could impact the market value of the Convertible Notes.

If an investment grade rating is not maintained with respect to the Convertible Notes, additional interest of 0.75% per annum will accrue on the Convertible Notes until such time as the Convertible Notes have received an investment grade rating of “BBB-” (or its equivalent) or better. An explanation of the significance of a credit rating may be obtained from the rating agency. Generally, rating agencies base their ratings on such material and information, and such of their own investigations, studies and assumptions, as they deem appropriate. A credit rating should be evaluated independently from similar ratings of other securities or companies. A credit rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time. There can be no assurance that a credit rating will remain for any given period of time.

Conversions of the Convertible Notes will dilute the ownership interest of our existing stockholders, including holders who had previously converted their Convertible Notes, if shares of our common stock are issued upon conversions of the Convertible Notes.

The conversion of some or all of the Convertible Notes into shares of our common stock will dilute the ownership interests of our existing stockholders. Any sales of our common stock issuable upon such conversion could adversely affect prevailing market prices of our common stock. In addition, the existence of the Convertible Notes may encourage short selling by market participants because the conversion of the Convertible Notes could depress the market price of our common stock.

If the Convertible feature of the Convertible Notes is deemed to be greater than incidental and investment in the Convertible Notes by Benefit Plan Investors is “significant” within the Plan Asset Regulation, we could be subject to ERISA fiduciary duties and other provisions of ERISA.

Under certain circumstances, our underling assets could be treated as “plan assets” of employee benefit plans subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) or section 4975 of the Code (“Benefit Plan Investors”). This could occur if the convertibility feature of the Convertible Notes were to be treated as greater than “incidental,” and, as such, the Convertible Notes were deemed to be equity under the ERISA’s plan asset regulation (DOL Reg. section 2510.3-101 as modified by Section 3(42) of ERISA, the “Plan Asset Regulation”). If investment by Benefit Plan Investors in the Convertible Notes is “significant” and the Convertible Notes were deemed equity interests, in each case under the Plan Asset Regulation and an exception to the Plan Asset Regulation did not apply, we and our management would be subject to ERISA fiduciary duties and certain transactions we might enter into, or may have entered into, in the ordinary course of our business might constitute non-exempt “prohibited transactions” under section 406 of ERISA or section 4975 of the Code and might have to be rescinded at significant cost to us.

Because the Convertible Notes were issued with original issue discount, if a bankruptcy petition were filed by or against us, holders of the Convertible Notes may receive a lesser amount for their claim than they would have been entitled to receive under the Convertible Notes Indenture.

Because the Convertible Notes were issued with original issue discount (“OID”), if a bankruptcy petition were filed by or against us under the United States Bankruptcy Code after the issuance of the Convertible Notes, the claim by any holder of the Convertible Notes for the principal amount of the Convertible Notes may be limited to an amount equal to the sum of: the original issue price for the Convertible Notes and that portion of any OID that does not constitute “unmatured interest” for purposes of the United States Bankruptcy Code.

Any OID that was not amortized as of the date of the bankruptcy filing would constitute unmatured interest. Accordingly, holders of the Convertible Notes under these circumstances may receive a lesser amount than they would be entitled to under the terms of the Convertible Notes Indenture, even if sufficient funds are available.

Holders may be subject to tax if we make or fail to make certain adjustments to the conversion rate of the Convertible Notes, even though the holders did not receive a corresponding cash distribution.

The conversion rate of the Convertible Notes is subject to adjustment in certain circumstances, including the payment of cash dividends. If the conversion rate is adjusted as a result of a distribution that is taxable to our common stockholders, such as a cash dividend, a holder may be deemed to have received a dividend subject to U.S. federal income tax without the receipt of any cash. In addition, a failure to adjust (or to adjust adequately) the conversion rate after an event that increases a holder’s proportionate interest in us could be treated as a deemed taxable dividend to the holder. If a make-whole adjustment event occurs on or prior to the business day immediately preceding the stated maturity date of the Convertible Notes, under some circumstances, we will increase the conversion rate for the Convertible Notes converted in connection with the make-whole adjustment event. Such increase may also be treated as a distribution subject to U.S. federal income tax as a dividend. In addition, if a holder is a non-U.S. holder, such holder may be subject to U.S. federal withholding tax in connection with such a deemed distribution. If withholding tax is paid on a holder’s behalf as a result of an adjustment to the conversion rate of the Convertible Notes, the withholding agent may offset such payments against payments of cash and common stock on the Convertible Notes. Holders are urged to consult their tax advisor with respect to the U.S. federal income tax consequences resulting from an adjustment to the conversion rate of the Convertible Notes.

The Convertible Notes were issued with original issue discount for United States federal income tax purposes.

The stated principal amount of the notes exceeded their issue price by an amount that exceeded the statutory de minimis amount and, accordingly, the Convertible Notes were issued with OID for U.S. federal income tax purposes in an amount equal to such excess. As a result, U.S. holders (as defined below under “Certain U.S. Federal Income Tax Considerations — Tax Consequences to U.S. Holders of the Convertible Notes”) will be required to include such OID in their gross income as it accrues, in advance of their receipt of cash attributable to such OID. See “Certain U.S. Federal Income Tax Considerations.”

Because the Convertible Notes will initially be held in book-entry form, holders must rely on DTC’s procedures to receive communications relating to the Convertible Notes and exercise their rights and remedies.

We will initially issue the Convertible Notes in the form of one or more global notes registered in the name of Cede & Co., as nominee of DTC. Beneficial interests in global notes will be shown on, and transfers of global notes will be effected only through, the records maintained by DTC. Except in limited circumstances, we will not issue certificated Convertible Notes. Accordingly, if a holder owns a beneficial interest in a global note, then the holder will not be considered an owner or holder of the Convertible Notes. Instead, DTC or its nominee will be the sole holder of the Convertible Notes. Unlike persons who have certificated Convertible Notes registered in their names, owners of beneficial interests in global notes will not have the direct right to act on our solicitations for consents or requests for waivers or other actions from holders. Instead, those beneficial owners will be permitted to act only to the extent that they have received appropriate proxies to do so from DTC or, if applicable, a DTC participant. The applicable procedures for the granting of these proxies may not be sufficient to enable owners of beneficial interests in global notes to vote on any requested actions on a timely basis. In addition, notices and other communications relating to the Convertible Notes will be sent to DTC. We expect DTC to forward any such communications to DTC participants, which in turn would forward such communications to indirect DTC participants. But we can make no assurances that holders timely receive any such communications.

Share Price [Table Text Block]

Our common stock is traded on the Nasdaq Global Select Market (“Nasdaq”) under the symbol “TRIN.” On January 23, 2025, the last reported sales price of our common stock on Nasdaq was $14.92 per share. The net asset value per share of our common stock at September 30, 2024 (the last date prior to the date of this prospectus for which we reported net asset value) was $13.13.

Share Price			$ 14.92
NAV Per Share				$ 13.13
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on our Articles of Amendment and Restatement (the “Charter”) and our Bylaws (“Bylaws”). This summary may not contain all of the information that is important to you, and we refer you to the MGCL and our Charter and Bylaws for a more detailed description of the provisions summarized below.

General

Under the terms of our Charter, our authorized capital stock consists of 200,000,000 shares of common stock, par value $0.001 per share, and no shares of preferred stock, par value $0.001 per share. There are no outstanding options or warrants to purchase our stock. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations. Under our Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of the shares of stock without obtaining stockholder approval. As permitted by the MGCL, our Charter provides that the Board, without any action by our stockholders, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

The following presents our outstanding classes of securities as of January 16, 2025:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	200,000,000	—	62,121,797

Common Stock

All shares of our common stock will have equal rights as to earnings, assets, voting, and distributions and other distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of funds legally available therefor. The shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.

Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.

Preferred Stock

Our Charter authorizes the Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by our Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. Any issuance of preferred stock must comply with the requirements of the 1940 Act.

The 1940 Act limits our flexibility as to certain rights and preferences of the preferred stock that our Charter may provide and requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 66 2∕3% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if and so long as distributions on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a BDC. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. However, we do not currently have any plans to issue preferred stock.

The issuance of any preferred stock must be approved by a majority of the independent directors not otherwise interested in the transaction, who will have access, at our expense, to our legal counsel or to independent legal counsel.

Long Term Debt [Table Text Block]

DESCRIPTION OF THE CONVERTIBLE NOTES

In the Convertible Notes Offering, we issued $50 million in aggregate principal amount of the Convertible Notes under a base indenture, dated as of January 16, 2020, between us and U.S. Bank Trust Company, National Association (successor in interest to U.S. Bank National Association), as trustee, and a second supplemental indenture thereto dated as of December 11, 2020, entered into between us and U.S. Bank Trust Company, National Association (successor in interest to U.S. Bank National Association), as trustee. We refer to the base indenture and the second supplemental indenture collectively as the “indenture” and to U.S. Bank Trust Company, National Association (successor in interest to U.S. Bank National Association) as the “trustee.” The following summarizes the material provisions of the Convertible Notes and the indenture but does not purport to be complete. This summary is qualified by reference to all of the provisions of the Convertible Notes and the indenture, including the definitions of certain terms used in those documents. We urge you to read the indenture, including the form of certificate evidencing the Convertible Notes attached thereto, in its entirety because it, and not this description, defines your rights as a holder (“Holder”) of the Convertible Notes. You may access a copy of these documents. See “Available Information.”

Long Term Debt, Structuring [Text Block]

The Convertible Notes bear interest at a rate of 6.00% per year, payable semiannually in arrears on May 1 and November 1 of each year, beginning on May 1, 2021. The Convertible Notes mature on December 11, 2025, unless earlier converted by you or purchased by us at your option upon the occurrence of a fundamental change (as defined below). You may surrender your Convertible Notes for conversion at any time prior to the close of business on the business day immediately preceding the stated maturity date. We will settle conversions of Convertible Notes by paying or delivering, as the case may be, cash, shares of our common stock, or a combination of cash and shares of our common stock, at our election, per $1,000 principal amount of Convertible Notes, equal to the then-applicable conversion rate (together with a cash payment in lieu of any fractional share) as described below under “— Conversion of Convertible Notes — Settlement upon Conversion.” The Convertible Notes were issued only in denominations of $1,000 and in integral multiples of $1,000. The Convertible Notes are not subject to any sinking fund and Holders do not have the option to have the Convertible Notes repaid prior to the stated maturity date.

The indenture does not limit the amount of debt (including secured debt) that may be issued by us or our subsidiaries under the indenture or otherwise, but does contain a covenant regarding our asset coverage that would have to be satisfied at the time of our incurrence of additional indebtedness. See “— Covenants” and “— Events of Default.” Other than as described under “— Covenants” below, the indenture does not restrict us from paying dividends or issuing or repurchasing our other securities. Other than restrictions described under “— Consolidation, Merger or Sale of Assets” or “— Below Investment Grade Rating Event” below, the indenture does not contain any covenants or other provisions designed to afford Holders protection in the event of a highly leveraged transaction involving us that could adversely affect your investment in the Convertible Notes.

We have the ability to issue indenture securities with terms different from the Convertible Notes and, without the consent of the Holders, to reopen the Convertible Notes and issue additional Convertible Notes; provided that if any such additional Convertible Notes are not fungible with the Convertible Notes initially offered hereby for U.S. federal income tax purposes, such additional Convertible Notes will have a separate CUSIP number. The Convertible Notes offered hereby and any such additional Convertible Notes would be treated as a single class for all purposes under the indenture and would vote together as one class on all matters with respect to the Convertible Notes.

We do not intend to list the Convertible Notes on any securities exchange or any automatic dealer quotation system. Subject to the terms and conditions described in this prospectus and the Convertible Notes Registration Rights Agreement, we have agreed to file a registration statement with the SEC with respect to resales of (i) the Convertible Notes and (ii) the shares of our common stock to be issued upon conversion of the Convertible Notes, which shares will be listed on a national securities exchange concurrently with the effectiveness of a registration statement with respect to such shares. The registration statement of which this prospectus is a part has been filed with the SEC pursuant to the Convertible Notes Registration Rights Agreement for the benefit of the purchasers of the Convertible Notes and the shares of our common stock issuable upon the conversion thereof.

Long Term Debt, Dividends and Covenants [Text Block]

Covenants

In addition to any other covenants described in this prospectus and the indenture, as well as standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment, payment of taxes by the Company and related matters, the following covenants apply to the Convertible Notes:

•        We agree that for the period of time during which the Convertible Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act. As of the date of this prospectus, these provisions generally prohibit us from incurring additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings.

•        We agree that, for the period of time during which the Convertible Notes are outstanding, we will not violate Section 18(a)(1)(B) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions. As of the date of this prospectus, these provisions generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution, or purchase. Under the covenant, we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under Subchapter M of the Code. Furthermore, the covenant will permit us to continue paying dividends or distributions and the restrictions will not apply unless and until such time as our asset coverage (as defined in the 1940 Act, except to the extent modified by this covenant) has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions for more than six consecutive months. For the purposes of determining “asset coverage” as used above, any and all indebtedness of the Company, including any outstanding borrowings under the KeyBank Credit Agreement and any successor or additional credit facility, will be deemed a senior security of us.

•        If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to Holders of the Convertible Notes and the trustee, for the period of time during which the Convertible Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable U.S. GAAP.

•        We have agreed to use our commercially reasonable efforts to maintain a Convertible Notes Rating (as defined below) at all times.

Outstanding Securities [Table Text Block]

The following presents our outstanding classes of securities as of January 16, 2025:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	200,000,000	—	62,121,797

Risks Related to the Convertible Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Convertible Notes

The Convertible Notes are unsecured and therefore are effectively subordinated to any secured indebtedness currently outstanding or that may be incurred in the future and rank pari passu with, or equal to, all outstanding and future unsecured unsubordinated indebtedness issued by us and our general liabilities.

The Convertible Notes are not secured by any of our assets or any of the assets of any of our subsidiaries. As a result, the Convertible Notes are effectively subordinated to any outstanding secured indebtedness as of the date of this prospectus (including the KeyBank Credit Agreement) or that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured as to which we subsequently grant a security interest) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our secured indebtedness or secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Convertible Notes. As of September 30, 2024, through of our wholly owned subsidiary, TCF, we had approximately $290.0 million of borrowings outstanding under the KeyBank Credit Agreement. The indebtedness under the KeyBank Credit Agreement is effectively senior to the Convertible Notes to the extent of the value of the assets securing such indebtedness. In addition, as of September 30, 2024, we had $152.5 million in aggregate principal amount of the 2025 Notes outstanding, $125.0 million in aggregate principal amount of the August 2026 Notes outstanding, $75.0 million in aggregate principal amount of the December 2026 Notes outstanding, $115.0 million in aggregate principal amount of the March 2029 Notes outstanding and $115.0 million in aggregate principal amount of the September 2029 Notes outstanding, each of which rank pari passu with the Convertible Notes. See “Prospectus Summary — Recent Developments” for additional information regarding the 2025 Notes.

The Convertible Notes are structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Convertible Notes are obligations exclusively of Trinity Capital Inc., and not of any of our subsidiaries. None of our subsidiaries are a guarantor of the Convertible Notes, and the Convertible Notes are not required to be guaranteed by any subsidiary we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Convertible Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such entities (and therefore the claims of our creditors, including holders of the Convertible Notes) with respect to the assets of such entities. Even if we are recognized as a creditor of one or more of these entities, our claims would still be effectively subordinated to any security interests in the assets of any such entity and to any indebtedness or other liabilities of any such entity senior to our claims. Consequently, the Convertible Notes are structurally subordinated to all indebtedness and other liabilities, including trade payables, of any of our existing or future subsidiaries. Certain of these entities serve as guarantors under the KeyBank Credit Agreement, and in the future our subsidiaries may incur substantial additional indebtedness, all of which is and would be structurally senior to the Convertible Notes.

The Convertible Notes Indenture contains limited protection for holders of the Convertible Notes.

The Convertible Notes Indenture offers limited protection to holders of the Convertible Notes. The terms of the Convertible Notes Indenture and the Convertible Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on the holders’ investment in the Convertible Notes. In particular, the terms of the Convertible Notes Indenture and the Convertible Notes will not place any restrictions on our or our subsidiaries’ ability to:

•        issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Convertible Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Convertible Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Convertible Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in those entities and therefore rank structurally senior to the Convertible Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in each case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from making additional borrowings, including through the issuance of additional debt or the sale of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150%;

•        pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Convertible Notes;

•        sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•        enter into transactions with affiliates;

•        create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•        make investments; or

•        create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

Furthermore, the terms of the Convertible Notes Indenture and the Convertible Notes do not protect holders of the Convertible Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Convertible Notes), and take a number of other actions that are not limited by the terms of the Convertible Notes may have important consequences for holders of the Convertible Notes, including making it more difficult for us to satisfy our obligations with respect to the Convertible Notes or negatively affecting the trading value of the Convertible Notes.

Other debt we issue or incur in the future could contain more protections for its holders than the Convertible Notes Indenture and the Convertible Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for, trading levels, and prices of the Convertible Notes.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Convertible Notes.

Any default under the agreements governing our indebtedness or under other indebtedness to which we may be a party, that is not waived by the required lenders or holders and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Convertible Notes and substantially decrease the market value of the Convertible Notes.

If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under our current indebtedness or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.

If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders under the agreements governing our indebtedness, or other indebtedness that we may incur in the future, to avoid being in default. If we breach our covenants under the agreements governing our indebtedness and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation.

If we are unable to repay debt, lenders having secured obligations, including KeyBank under the KeyBank Credit Agreement, could proceed against the collateral securing the debt. Because the Convertible Notes Indenture will have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder, hereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of the Convertible Notes.”

We may not have, or have the ability to raise, the funds necessary to purchase the Convertible Notes as required upon a fundamental change, and our future debt may contain limitations on our ability to deliver shares of our common stock upon conversion or purchase of the Convertible Notes.

Holders of the Convertible Notes will have the right to require us to purchase their Convertible Notes for cash upon the occurrence of a fundamental change at a purchase price equal to 100% of their principal amount, plus accrued and unpaid interest, if any. As defined in the Convertible Notes Indenture, a fundamental change means the occurrence of either a change in control or the termination of trading of our common stock on any national securities exchange. We may not have enough available cash or be able to obtain financing at the time we are required to make purchases of Convertible Notes surrendered therefor. In addition, our ability to purchase the Convertible Notes or to deliver shares of our common stock upon conversions of the Convertible Notes may be limited by law, by regulatory authority or by agreements governing our indebtedness. Our failure to purchase Convertible Notes at a time when the purchase is required by the Convertible Notes Indenture or deliver any shares of our common stock upon future conversions of the Convertible Notes as required by the Convertible Notes Indenture would constitute a default under the Convertible Notes Indenture. A default under the Convertible Notes Indenture or the fundamental change itself could also lead to a default under the KeyBank Credit Agreement, the Note Purchase Agreement and/or the August 2026 Notes Indenture, December 2026 Notes Indenture, the March 2029 Notes Indenture and the September 2029 Notes Indenture. If the repayment of the related indebtedness were to be accelerated after any applicable notice or grace periods, we may not have sufficient funds to repay the indebtedness and purchase the Convertible Notes.

The conversion rate of the Convertible Notes may not be adjusted for all dilutive events.

The conversion rate of the Convertible Notes is subject to adjustment upon certain events, including the issuance of certain stock dividends on our common stock, certain issuance of rights or warrants subdivisions, combinations, certain distributions of capital stock, indebtedness or assets, certain cash dividends and certain issuer tender or exchange offers, as described under “Description of the Convertible Notes — Conversion Rights — Conversion Rate Adjustments.” However, the conversion rate will not be adjusted for other events, such as a third-party tender or exchange offer or an issuance of common stock for cash, that may adversely affect the trading price of the Convertible Notes or the common stock. An event that adversely affects the value of the Convertible Notes may occur, and that event may not result in an adjustment to the conversion rate.

If we issue shares of our common stock upon conversion of some or all of the Convertible Notes, our stockholders, including holders that received shares of our common stock upon conversion of their Convertible Notes, may experience dilution.

The forced conversion provision may materially adversely affect the holders’ return on the Convertible Notes.

At our option, we may cause the holders to convert all or a portion of the then outstanding principal amount of the Convertible Notes plus accrued but unpaid interest to, but excluding the date of such conversion, at any time on or prior to the close of business on the business day immediately preceding the maturity date, if the closing sale price of our common stock for any 30 consecutive trading days exceeds 120% of the conversion price, as may be adjusted. Upon such conversion, we will pay or deliver, as the case may be, cash, shares of our common stock or a combination of cash and shares of our common stock, at our election, per $1,000 principal amount of the Convertible Notes, equal to the conversion rate, and a forced conversion make-whole payment, if any, in cash, as described Convertible Notes Indenture. In this circumstance, the holders may not be able to reinvest the proceeds therefrom in a comparable security at an effective interest rate as high as that of the Convertible Notes.

There is currently no active public trading market for the Convertible Notes; as a result, a holder may not be able to resell their Convertible Notes.

There currently is no active public trading market for the Convertible Notes. We do not currently intend to apply for listing of the Convertible Notes on any securities exchange or for quotation of any such notes on any automated dealer quotation system. If no active trading market develops, a holder may not be able to resell their Convertible Notes at their fair market value or at all. If any Convertible Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. If a market is made for any Convertible Notes, any such market-making may be discontinued at any time. In addition, any market-making activity, if any, will be subject to limits imposed by law. Accordingly, we can provide no assurance that a liquid trading market, if any, will develop for the Convertible Notes, that a holder will be able to sell any of such notes at a particular time, or that the price a holder may receive when it sells any Convertible Notes will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Convertible Notes may be harmed. Accordingly, a holder may be required to bear the financial risk of an investment in the Convertible Notes for an indefinite period of time.

The accounting for convertible debt securities is subject to uncertainty.

The accounting for convertible debt securities is subject to frequent scrutiny by the accounting regulatory bodies and is subject to change. We cannot predict if or when any such change could be made and any such change could have an adverse impact on our reported or future financial results. Any such impacts could adversely affect the market price of our common stock and in turn negatively impact the trading price of the Convertible Notes.

The market value of our common stock and of the Convertible Notes may fluctuate significantly, and this may make it difficult for holders to resell the Convertible Notes or common stock issued upon conversion of the Convertible Notes when holders want or at prices holders find attractive.

There is currently no public market for the Convertible Notes and there can be no assurance that a market for the Convertible Notes will develop or be maintained. In addition, the market value and liquidity of the market for our common stock or the Convertible Notes, if any, may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. In addition, because the Convertible Notes are convertible into our common stock, volatility or depressed prices for our common stock could have a similar effect on the trading price of the Convertible Notes. These factors include:

•        changes in the value of our portfolio of investments and derivative instruments as a result of changes in market factors, such as interest rate shifts, and also portfolio specific performance, such as portfolio company defaults, among other reasons;

•        changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•        loss of RIC or BDC status;

•        distributions that exceed our net investment income and net income as reported according to GAAP;

•        changes in earnings or variations in operating results;

•        changes in accounting guidelines governing valuation of our investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•        departure of key personnel;

•        general economic trends and other external factors; and

•        loss of a major funding source.

The registration statement of which this prospectus is a part has been filed with the SEC pursuant to the Convertible Notes Registration Rights Agreement for the benefit of the purchasers of the Convertible Notes and the shares of our common stock issuable upon conversion of the Convertible Notes. If this resale registration statement is not declared effective, holders of the Convertible Notes and such shares may not offer or sell the Convertible Notes and such shares except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act and applicable state securities laws or pursuant to an effective registration statement. The SEC, however, has broad discretion to determine whether any registration statement will be declared effective and may delay or deny the effectiveness of any such resale registration statement filed by us for a variety of reasons. Our ability to have declared effective by the SEC this registration statement pertaining to the resale of the Convertible Notes and/or any shares of common stock to be issued upon conversion of the Convertible Notes on a timely basis will depend upon our ability to resolve any issues that may be raised by the SEC. No assurance can be given as to when this resale registration statement with respect to the Convertible Notes and/or any shares of common stock to be issued upon conversion of the Convertible Notes will become effective. Failure to have this resale registration statement become effective could adversely affect the liquidity and price of the Convertible Notes and/or any shares of common stock issued upon conversion of the Convertible Notes, as applicable.

Future sales of our common stock in the public market or the issuance of securities senior to our common stock could adversely affect the trading price of our common stock and the value of the Convertible Notes and our ability to raise funds in new stock offerings.

Future sales of substantial amounts of our common stock or equity-related securities in the public market, or the perception that such sales could occur, could adversely affect the prevailing market value of our common stock and the value of the Convertible Notes and could impair our ability to raise capital through future offerings of our securities, should we decide to offer them. No prediction can be made as to the effect that future sales of shares of common stock, or the availability of shares of common stock for future sale, will have on the trading price of our common stock or the value of the Convertible Notes.

In addition, if we raise additional funds by issuing common stock or senior securities convertible into, or exchangeable for, our common stock, then the percentage ownership of our stockholders at that time, including the potential ownership percentage of holders that may receive shares of our common stock upon conversion of their Convertible Notes, may decrease and they may experience dilution. Stockholders, including holders that received shares of our common stock upon conversion of their Convertible Notes, may also experience dilution upon the conversion of some or all of the Convertible Notes into shares of our common stock. The existence of the Convertible Notes may encourage short selling by market participants because the conversion of the Convertible Notes could depress the market price for our common stock.

Holders of the Convertible Notes will not be entitled to any rights with respect to our common stock, but will be subject to all changes made with respect to our common stock.

Holders of the Convertible Notes will not be entitled to any rights with respect to our common stock (including, without limitation, voting rights or rights to receive any dividends or other distributions on our common stock), but will be subject to all changes affecting our common stock. Holders will only be entitled to rights in respect of our common stock if and when we deliver shares of our common stock upon conversion for their Convertible Notes and, to a limited extent, under the conversion rate adjustments applicable to the Convertible Notes. For example, in the event that an amendment is proposed to our charter or bylaws requiring stockholder approval and the record date for determining the stockholders of record entitled to vote on the amendment occurs prior to a holder’s conversion of Convertible Notes, the holder will not be entitled to vote on the amendment, although the holder will nevertheless be subject to any changes in the powers, preferences or rights of our common stock that result from such amendment.

Upon conversion of the Convertible Notes, holders may receive less valuable consideration than expected because the market value or net asset value per share of our common stock may decline after holders exercise their conversion right but before we settle our conversion obligation.

Under the Convertible Notes, a converting holder may be exposed to fluctuations in the market value or net asset value per share of our common stock during the period from the date such holder surrenders its Convertible Notes for conversion until the date we settle our conversion obligation.

Because we may satisfy our conversion obligation solely in shares of our common stock upon conversion of the Convertible Notes, under such circumstances we will deliver shares of our common stock, together with cash for any fractional share, on the second business day following the relevant conversion date. Accordingly, if the market value or net asset value per share of our common stock decreases during this period, the market value of the shares of our common stock that holders receive will be adversely affected and would be less than the conversion value of the Convertible Notes on the conversion date.

The adjustment to the conversion rate for Convertible Notes converted in connection with a make-whole adjustment event may not adequately compensate holders for any lost value of their Convertible Notes as a result of such transaction.

Following a make-whole adjustment event, if a holder elects to convert its Convertible Notes in connection with such corporate transaction, we will increase the conversion rate by an additional number of shares of our common stock upon conversion in certain circumstances. As defined in the Convertible Notes Indenture, a make-whole adjustment event means any change of control and any termination of trading of our common stock on any national securities exchange. The increase in the conversion rate will be determined based on the date on which the make-whole adjustment event occurs or becomes effective and the price paid (or deemed to be paid) per share of our common stock in the make-whole adjustment event, as described in the Convertible Notes Indenture. The adjustment to the conversion rate for Convertible Notes converted in connection with a make-whole adjustment event may not adequately compensate holders for any lost value of their Convertible Notes as a result of such transaction. In addition, if the price paid (or deemed to be paid) per share of our common stock in the make-whole adjustment event is greater than $20.00 per share or less than $13.01 per share (in each case, subject to adjustment), no increase in the conversion rate will be made. Moreover, in no event will the conversion rate per $1,000 principal amount of Convertible Notes exceed the maximum conversion rate described further in the Convertible Notes Indenture, which is subject to adjustment as described in such section.

Our obligation to increase the conversion rate upon the occurrence of a make-whole adjustment event could be considered a penalty, in which case the enforceability thereof would be subject to general principles of reasonableness of economic remedies.

Some significant restructuring transactions may not constitute a fundamental change, in which case we would not be obligated to offer to purchase the Convertible Notes.

Upon the occurrence of a fundamental change, holders have the right to require us to purchase their Convertible Notes. However, the fundamental change provisions will not afford protection to holders in the event of other transactions that could adversely affect the Convertible Notes. For example, transactions such as leveraged recapitalizations, refinancings, restructurings, or acquisitions initiated by us may not constitute a fundamental change requiring us to repurchase the Convertible Notes. In addition, holders may not be entitled to require us to purchase their Convertible Notes upon a fundamental change in certain circumstances involving a significant change in the composition of our Board, or in connection with a proxy contest where our Board does not endorse a dissident slate of directors but approves them for purposes of the definition of “continuing directors” as set forth in the Convertible Notes Indenture. In the event of any such transaction, the holders would not have the right to require us to purchase their Convertible Notes, even though each of these transactions could increase the amount of our indebtedness, or otherwise adversely affect our capital structure or any credit ratings, thereby adversely affecting the holders.

Provisions of the Convertible Notes could discourage an acquisition of us by a third party.

Certain provisions of the Convertible Notes could make it more difficult or more expensive for a third party to acquire us. Upon the occurrence of certain transactions constituting a fundamental change, holders of the Convertible Notes will have the right, at their option, to require us to purchase for cash all of their Convertible Notes or any portion of the principal amount of such Convertible Notes in integral multiples of $1,000. We may also be required to increase the conversion rate in the event of certain transactions constituting a make-whole adjustment event. These provisions could discourage an acquisition of us by a third party.

A downgrade, suspension or withdrawal of the rating assigned by a rating agency to us and/or the Convertible Notes, if any, could cause the market value of the Convertible Notes to decline significantly.

Any credit ratings assigned to us and/or the Convertible Notes are an assessment by rating agencies of our ability to pay our obligations. Consequently, real or anticipated changes to any such credit ratings will generally affect the market value of the Convertible Notes. These credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed herein that could impact the market value of the Convertible Notes.

If an investment grade rating is not maintained with respect to the Convertible Notes, additional interest of 0.75% per annum will accrue on the Convertible Notes until such time as the Convertible Notes have received an investment grade rating of “BBB-” (or its equivalent) or better. An explanation of the significance of a credit rating may be obtained from the rating agency. Generally, rating agencies base their ratings on such material and information, and such of their own investigations, studies and assumptions, as they deem appropriate. A credit rating should be evaluated independently from similar ratings of other securities or companies. A credit rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time. There can be no assurance that a credit rating will remain for any given period of time.

Conversions of the Convertible Notes will dilute the ownership interest of our existing stockholders, including holders who had previously converted their Convertible Notes, if shares of our common stock are issued upon conversions of the Convertible Notes.

The conversion of some or all of the Convertible Notes into shares of our common stock will dilute the ownership interests of our existing stockholders. Any sales of our common stock issuable upon such conversion could adversely affect prevailing market prices of our common stock. In addition, the existence of the Convertible Notes may encourage short selling by market participants because the conversion of the Convertible Notes could depress the market price of our common stock.

If the Convertible feature of the Convertible Notes is deemed to be greater than incidental and investment in the Convertible Notes by Benefit Plan Investors is “significant” within the Plan Asset Regulation, we could be subject to ERISA fiduciary duties and other provisions of ERISA.

Under certain circumstances, our underling assets could be treated as “plan assets” of employee benefit plans subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) or section 4975 of the Code (“Benefit Plan Investors”). This could occur if the convertibility feature of the Convertible Notes were to be treated as greater than “incidental,” and, as such, the Convertible Notes were deemed to be equity under the ERISA’s plan asset regulation (DOL Reg. section 2510.3-101 as modified by Section 3(42) of ERISA, the “Plan Asset Regulation”). If investment by Benefit Plan Investors in the Convertible Notes is “significant” and the Convertible Notes were deemed equity interests, in each case under the Plan Asset Regulation and an exception to the Plan Asset Regulation did not apply, we and our management would be subject to ERISA fiduciary duties and certain transactions we might enter into, or may have entered into, in the ordinary course of our business might constitute non-exempt “prohibited transactions” under section 406 of ERISA or section 4975 of the Code and might have to be rescinded at significant cost to us.

Because the Convertible Notes were issued with original issue discount, if a bankruptcy petition were filed by or against us, holders of the Convertible Notes may receive a lesser amount for their claim than they would have been entitled to receive under the Convertible Notes Indenture.

Because the Convertible Notes were issued with original issue discount (“OID”), if a bankruptcy petition were filed by or against us under the United States Bankruptcy Code after the issuance of the Convertible Notes, the claim by any holder of the Convertible Notes for the principal amount of the Convertible Notes may be limited to an amount equal to the sum of: the original issue price for the Convertible Notes and that portion of any OID that does not constitute “unmatured interest” for purposes of the United States Bankruptcy Code.

Any OID that was not amortized as of the date of the bankruptcy filing would constitute unmatured interest. Accordingly, holders of the Convertible Notes under these circumstances may receive a lesser amount than they would be entitled to under the terms of the Convertible Notes Indenture, even if sufficient funds are available.

Holders may be subject to tax if we make or fail to make certain adjustments to the conversion rate of the Convertible Notes, even though the holders did not receive a corresponding cash distribution.

The conversion rate of the Convertible Notes is subject to adjustment in certain circumstances, including the payment of cash dividends. If the conversion rate is adjusted as a result of a distribution that is taxable to our common stockholders, such as a cash dividend, a holder may be deemed to have received a dividend subject to U.S. federal income tax without the receipt of any cash. In addition, a failure to adjust (or to adjust adequately) the conversion rate after an event that increases a holder’s proportionate interest in us could be treated as a deemed taxable dividend to the holder. If a make-whole adjustment event occurs on or prior to the business day immediately preceding the stated maturity date of the Convertible Notes, under some circumstances, we will increase the conversion rate for the Convertible Notes converted in connection with the make-whole adjustment event. Such increase may also be treated as a distribution subject to U.S. federal income tax as a dividend. In addition, if a holder is a non-U.S. holder, such holder may be subject to U.S. federal withholding tax in connection with such a deemed distribution. If withholding tax is paid on a holder’s behalf as a result of an adjustment to the conversion rate of the Convertible Notes, the withholding agent may offset such payments against payments of cash and common stock on the Convertible Notes. Holders are urged to consult their tax advisor with respect to the U.S. federal income tax consequences resulting from an adjustment to the conversion rate of the Convertible Notes.

The Convertible Notes were issued with original issue discount for United States federal income tax purposes.

The stated principal amount of the notes exceeded their issue price by an amount that exceeded the statutory de minimis amount and, accordingly, the Convertible Notes were issued with OID for U.S. federal income tax purposes in an amount equal to such excess. As a result, U.S. holders (as defined below under “Certain U.S. Federal Income Tax Considerations — Tax Consequences to U.S. Holders of the Convertible Notes”) will be required to include such OID in their gross income as it accrues, in advance of their receipt of cash attributable to such OID. See “Certain U.S. Federal Income Tax Considerations.”

Because the Convertible Notes will initially be held in book-entry form, holders must rely on DTC’s procedures to receive communications relating to the Convertible Notes and exercise their rights and remedies.

We will initially issue the Convertible Notes in the form of one or more global notes registered in the name of Cede & Co., as nominee of DTC. Beneficial interests in global notes will be shown on, and transfers of global notes will be effected only through, the records maintained by DTC. Except in limited circumstances, we will not issue certificated Convertible Notes. Accordingly, if a holder owns a beneficial interest in a global note, then the holder will not be considered an owner or holder of the Convertible Notes. Instead, DTC or its nominee will be the sole holder of the Convertible Notes. Unlike persons who have certificated Convertible Notes registered in their names, owners of beneficial interests in global notes will not have the direct right to act on our solicitations for consents or requests for waivers or other actions from holders. Instead, those beneficial owners will be permitted to act only to the extent that they have received appropriate proxies to do so from DTC or, if applicable, a DTC participant. The applicable procedures for the granting of these proxies may not be sufficient to enable owners of beneficial interests in global notes to vote on any requested actions on a timely basis. In addition, notices and other communications relating to the Convertible Notes will be sent to DTC. We expect DTC to forward any such communications to DTC participants, which in turn would forward such communications to indirect DTC participants. But we can make no assurances that holders timely receive any such communications.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]

Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.

Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		The shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		200,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		62,121,797
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock

[1]	In the event that the Convertible Notes and/or the shares of common stock issuable upon conversion thereof to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount and commission).
[2]	The expenses of our distribution reinvestment plan are included in “Operating expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in our distribution reinvestment plan except that, if a participant elects by written notice to the plan administrator prior to termination of the participant’s account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. For additional information, see “Distribution Reinvestment Plan.”
[3]	Pursuant to the Convertible Notes Registration Rights Agreement, we will pay certain fees and expenses incurred in this offering and in disposing of the Convertible Notes and the shares of common stock issuable upon conversion thereof, including all registration and filing fees, any other regulatory fees, printing and delivery expenses, listing fees and expenses, fees and expenses of counsel, independent certified public accountants, and any special experts retained by us, as well as reasonable and documented fees and expenses of counsel to the Selling Securityholders in an amount not to exceed $75,000. The Selling Securityholders will be responsible for (i) all brokers’ and underwriters’ discounts and commissions, transfer taxes, and transfer fees relating to the sale or disposition of the Convertible Notes and the shares of common stock issuable upon conversion thereof, and (ii) the fees and expenses of any counsel to the Selling Securityholders exceeding $75,000. The prospectus supplement, if any, corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses.
[4]	Interest payments on borrowed funds represents an estimate of our annualized interest expense incurred based on estimated borrowings outstanding under the KeyBank Credit Facility, the Convertible Notes, the August 2026 Notes, the December 2026 Notes, the March 2029 Notes, the September 2029 Notes and the Series A Notes over the next twelve months. The assumed weighted average interest rate on our total debt outstanding was 8.0%. Assumes we had $442.5 million outstanding under the Keybank Credit Facility, $50.0 million in aggregate principal amount of the Convertible Notes, $125.0 million in aggregate principal amount of the August 2026 Notes, $75.0 million in aggregate principal amount of the December 2026 Notes, $115.0 million in aggregate principal amount of the March 2029 Notes, $115.0 million in aggregate principal amount of the

September 2029 Notes, and $142.5 million in aggregate principal amount of the Series A Notes. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

[5]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
[6]	Operating expenses represent the estimated annual operating expenses of the Company and its consolidated subsidiaries based on annualized operating expenses estimated for the current fiscal year, which considers the actual expenses for the quarter ended September 30, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of the Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and grants of options and restricted stock, if any. Operating expenses include the fees and expenses incident to the Convertible Notes and/or shares of common stock issued upon the conversion of such notes registered for resale pursuant to the registration statement of which this prospectus is a part, in accordance with the Convertible Notes Registration Rights Agreement. With respect to our obligations under such agreement, we estimate that we will incur an aggregate of approximately $150,000 of such fees and expenses.
[7]	The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.